Profit appropriation and restricted net assets	12 Months Ended
Dec. 31, 2019
Profit appropriation and restricted net assets
Profit appropriation and restricted net assets

17   Profit appropriation and restricted net assets

PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, each of the Company's subsidiary, VIE and VIE’s subsidiary is required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (Note 2(z)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital.

As a result of these and other restrictions under PRC laws and regulations, the Company's PRC subsidiary and consolidated VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances of the Group's total consolidated net assets.

Total registered capital of the Company’s PRC subsidiary and consolidated VIEs as of December 31, 2018 and 2019 were RMB140,008 and RMB140,008, respectively.

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements". As one of the Company's PRC consolidated VIEs, Dasheng Zhiyun, is in an asset position, compared with the liability positions of other PRC subsidiary and consolidated VIEs of the Group, the Group concluded that it was applicable for the Group to disclose the financial information for the Company only.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2019.

Condensed Balance Sheets

	As of December 31
	2018	2019	2019
	RMB	RMB	US$
			(Note 2(f))

ASSETS
Current assets
Cash and cash equivalents	13,000	6,967	1,001
Time deposits	162,688	48,748	7,002
Prepaid expenses and other current assets	5,808	3,343	480
Amounts due from inter-company entities	491,500	498,925	71,666
Total current assets	672,996	557,983	80,149
Non-current assets
Long-term investments in subsidiaries and VIEs	208,393	227,259	32,644
Time deposits	—	113,415	16,291
Total non-current assets	208,393	340,674	48,935
Total assets	881,389	898,657	129,084

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	9,971	7,585	1,090
Amounts due to inter-company entities	13,754	13,828	1,986
Tax payables	—	91	13
Total current liability	23,725	21,504	3,089
Total liabilities	23,725	21,504	3,089
Shareholders’ deficit:
Ordinary shares	199	205	29
Treasury stock	—	(6,011)	(863)
Additional paid-in capital	1,107,019	1,128,079	162,038
Accumulated other comprehensive income	49,105	60,666	8,714
Accumulated deficit	(298,659)	(305,786)	(43,923)
Total shareholders’ deficit	857,664	877,153	125,995
Total liabilities and shareholders’ deficit	881,389	898,657	129,084

Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 2(f))

Operating expenses:
Product development expenses	(54)	—	—	—
General and administrative expenses	(11,654)	(14,148)	(11,714)	(1,683)
Total operating expenses	(11,708)	(14,148)	(11,714)	(1,683)
Loss from operations	(11,708)	(14,148)	(11,714)	(1,683)
Impairment loss	—	(7,364)	—	—
Interest income	3,746	5,406	5,614	806
Interest expenses and other expense, net	2,601	(2,597)	(517)	(74)
Loss before income tax expenses	(5,361)	(18,703)	(6,617)	(951)
Income tax expenses	—	—	(510)	(73)
Net loss, all attributable to the Company’s ordinary shareholders	(5,361)	(18,703)	(7,127)	(1,024)
Comprehensive loss:
Net loss	(5,361)	(18,703)	(7,127)	(1,024)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(51,686)	43,313	11,561	1,661
Total comprehensive loss	(57,047)	24,610	4,434	637

Condensed Statements of Cash Flows

	For the year ended December 31,
	2018	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 2(f))
Cash flows from operating activities:
Net cash used in by operating activities	(162,335)	(3,836)	(6,718)	(965)
Cash flows from investing activities:
Placement of time deposits	(130,126)	(224,586)	(167,164)	(24,012)
Withdrawal of time deposits	286,277	246,326	169,412	24,334
Investment in subsidiaries	—	(68,755)	—	—
Net cash provided by/(used in) investing activities	156,151	(47,015)	2,248	322
Cash flows from financing activities:
Share repurchase program	—	—	(6,011)	(863)
Proceeds from exercise of stock options	260	1,611	4,334	623
Net cash provided by (used in) financing activities	260	1,611	(1,677)	(240)
Effect of exchange rate changes on cash and cash equivalents	(1,257)	775	114	17
Net decrease in cash and cash equivalents	(7,181)	(48,465)	(6,033)	(866)
Cash and cash equivalents at the beginning of the year	68,646	61,465	13,000	1,867
Cash and cash equivalents at the end of the year	61,465	13,000	6,967	1,001

Even though the Company currently does not require any such dividends, loans or advances from subsidiaries and VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development or merely to declare and pay dividends or distributions to its shareholders.

Except for the above, there is no other restriction on the use of proceeds generated by the Company's subsidiaries and VIEs to satisfy any obligations of the Company.